UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 April 2, 2006 to May 1, 2006

 Commission File Number of issuing entity: 333-127352-24

 Luminent Mortgage Trust 2006-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-127352

 Greenwich Capital Acceptance Inc.
 (Exact name of depositor as specified in its charter)

 Luminent Mortgage Capital, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)


 54-2195465
 54-2195467
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A1A                              _____    _____    __X___    ____________
  A1B                              _____    _____    __X___    ____________
  A1C                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  PO                               _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________
  A-R                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On May 25, 2006 a distribution was made to holders of Luminent Mortgage Trust 2006-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

Item 7. Significant Enhancement Provider Information

The unaudited condensed consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2006 and March 31, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from
Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on May 15, 2006.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Luminent Mortgage Trust
              2006-2, relating to the May 25, 2006 distribution.

       (99.2) Copy of the unaudited condensed consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2006 and March 31, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on May 15, 2006.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Luminent Mortgage Trust 2006-2
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)


 /s/ Diane Courtney
 Diane Courtney, Vice President

 Date: June 6, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Luminent Mortgage Trust 2006-2, relating to the May 25, 2006 distribution.

 EX-99.2 Copy of the unaudited condensed consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2006 and March 31, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on May 15, 2006.

 EX-99.1


Luminent Mortgage Capital
Mortgage Loan Pass-Through Certificates



Distribution Date:       5/25/2006


Luminent Mortgage Capital
Mortgage Loan Pass-Through Certificates
Series 2006-2


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                          Certificateholder Distribution Summary

     Class               CUSIP        Certificate            Beginning           Interest
                                     Pass-Through          Certificate       Distribution
                                             Rate              Balance
      A1A            550279BA0           5.15938%       425,916,280.27       1,831,219.95
      A1B            550279BB8           5.23938%       177,465,116.78         774,839.32
      A1C            550279BC6           5.16938%       106,479,070.07         458,692.31
      B-1            550279BG7           5.43938%        29,652,465.83         134,409.19
      B-2            550279BH5           5.85938%        18,433,667.93          90,008.22
      B-3            550279BJ1           6.70938%        11,220,797.87          62,737.16
      B-4            550279BK8           6.70938%        10,418,812.31          58,253.14
      B-5            550279BL6           6.70938%         8,014,855.62          44,812.26
      B-6            550279BM4           6.70938%         6,411,526.84          35,847.81
      PO             550279BE2           0.00000%               100.00               0.00
      A-R            550279BF9           6.48634%                 0.00               0.00
       X             550279BD4           1.33691%                 0.00         881,939.51

Totals                                                  794,012,693.52       4,372,758.87


                             Certificateholder Distribution Summary (continued)

     Class              Principal           Current             Ending              Total        Cumulative
                     Distribution          Realized        Certificate       Distribution          Realized
                                               Loss            Balance                               Losses
      A1A            2,859,995.11              0.00     423,056,285.17       4,691,215.06              0.00
      A1B            1,191,664.63              0.00     176,273,452.15       1,966,503.95              0.00
      A1C              714,998.78              0.00     105,764,071.29       1,173,691.09              0.00
      B-1                    0.00              0.00      29,652,465.83         134,409.19              0.00
      B-2                    0.00              0.00      18,433,667.93          90,008.22              0.00
      B-3                    0.00              0.00      11,220,797.87          62,737.16              0.00
      B-4                    0.00              0.00      10,418,812.31          58,253.14              0.00
      B-5                    0.00              0.00       8,014,855.62          44,812.26              0.00
      B-6                    0.00              0.00       6,411,526.84          35,847.81              0.00
      PO                     0.00              0.00             100.00               0.00              0.00
      A-R                    0.00              0.00               0.00               0.00              0.00
       X                     0.00              0.00               0.00         881,939.51              0.00

Totals               4,766,658.52              0.00     789,246,035.01       9,139,417.39              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                              Principal Distribution Statement

    Class              Original          Beginning          Scheduled          UnScheduled        Accretion         Realized
                           Face        Certificate          Principal            Principal                              Loss
                         Amount            Balance       Distribution         Distribution
     A1A         430,392,000.00     425,916,280.27               0.00         2,859,995.11             0.00             0.00
     A1B         179,330,000.00     177,465,116.78               0.00         1,191,664.63             0.00             0.00
     A1C         107,598,000.00     106,479,070.07               0.00           714,998.78             0.00             0.00
     B-1          29,653,000.00      29,652,465.83               0.00                 0.00             0.00             0.00
     B-2          18,434,000.00      18,433,667.93               0.00                 0.00             0.00             0.00
     B-3          11,221,000.00      11,220,797.87               0.00                 0.00             0.00             0.00
     B-4          10,419,000.00      10,418,812.31               0.00                 0.00             0.00             0.00
     B-5           8,015,000.00       8,014,855.62               0.00                 0.00             0.00             0.00
     B-6           6,411,642.34       6,411,526.84               0.00                 0.00             0.00             0.00
      PO                 100.00             100.00               0.00                 0.00             0.00             0.00
     A-R                 100.00               0.00               0.00                 0.00             0.00             0.00
      X                    0.00               0.00               0.00                 0.00             0.00             0.00

Totals           801,473,842.34     794,012,693.52               0.00         4,766,658.52             0.00             0.00


                        Principal Distribution Statement (continued)

     Class                  Total             Ending             Ending              Total
                        Principal        Certificate        Certificate          Principal
                        Reduction            Balance         Percentage       Distribution
      A1A            2,859,995.11     423,056,285.17         0.98295574       2,859,995.11
      A1B            1,191,664.63     176,273,452.15         0.98295574       1,191,664.63
      A1C              714,998.78     105,764,071.29         0.98295574         714,998.78
      B-1                    0.00      29,652,465.83         0.99998199               0.00
      B-2                    0.00      18,433,667.93         0.99998199               0.00
      B-3                    0.00      11,220,797.87         0.99998199               0.00
      B-4                    0.00      10,418,812.31         0.99998199               0.00
      B-5                    0.00       8,014,855.62         0.99998199               0.00
      B-6                    0.00       6,411,526.84         0.99998199               0.00
      PO                     0.00             100.00         1.00000000               0.00
      A-R                    0.00               0.00         0.00000000               0.00
       X                     0.00               0.00         0.00000000               0.00

Totals               4,766,658.52     789,246,035.01         0.98474335       4,766,658.52



                                         Principal Distribution Factors Statement

     Class             Original             Beginning             Scheduled            UnScheduled             Accretion
                           Face           Certificate             Principal              Principal
                         Amount               Balance          Distribution           Distribution
      A1A        430,392,000.00          989.60082964            0.00000000             6.64509357            0.00000000
      A1B        179,330,000.00          989.60082964            0.00000000             6.64509357            0.00000000
      A1C        107,598,000.00          989.60082966            0.00000000             6.64509359            0.00000000
      B-1         29,653,000.00          999.98198597            0.00000000             0.00000000            0.00000000
      B-2         18,434,000.00          999.98198600            0.00000000             0.00000000            0.00000000
      B-3         11,221,000.00          999.98198645            0.00000000             0.00000000            0.00000000
      B-4         10,419,000.00          999.98198580            0.00000000             0.00000000            0.00000000
      B-5          8,015,000.00          999.98198628            0.00000000             0.00000000            0.00000000
      B-6          6,411,642.34          999.98198589            0.00000000             0.00000000            0.00000000
      PO                 100.00         1000.00000000            0.00000000             0.00000000            0.00000000
      A-R                100.00            0.00000000            0.00000000             0.00000000            0.00000000
       X                   0.00            0.00000000            0.00000000             0.00000000            0.00000000


                                    Principal Distribution Factors Statement (continued)

    Class                 Realized                  Total                Ending                 Ending                 Total
                              Loss              Principal           Certificate            Certificate             Principal
                                                Reduction               Balance             Percentage          Distribution
     A1A                0.00000000             6.64509357          982.95573610             0.98295574            6.64509357
     A1B                0.00000000             6.64509357          982.95573607             0.98295574            6.64509357
     A1C                0.00000000             6.64509359          982.95573607             0.98295574            6.64509359
     B-1                0.00000000             0.00000000          999.98198597             0.99998199            0.00000000
     B-2                0.00000000             0.00000000          999.98198600             0.99998199            0.00000000
     B-3                0.00000000             0.00000000          999.98198645             0.99998199            0.00000000
     B-4                0.00000000             0.00000000          999.98198580             0.99998199            0.00000000
     B-5                0.00000000             0.00000000          999.98198628             0.99998199            0.00000000
     B-6                0.00000000             0.00000000          999.98198589             0.99998199            0.00000000
      PO                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     A-R                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
      X                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000


NOTE: All Class are per $ 1,000 denomination



                                                 Interest Distribution Statement

     Class          Accrual           Accrual              Current          Beginning             Current            Payment of
                     Dates              Days           Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
      A1A      04/25/06 - 05/24/06       30               5.15938%     425,916,280.27        1,831,219.95                   0.00
      A1B      04/25/06 - 05/24/06       30               5.23938%     177,465,116.78          774,839.32                   0.00
      A1C      04/25/06 - 05/24/06       30               5.16938%     106,479,070.07          458,692.31                   0.00
      B-1      04/25/06 - 05/24/06       30               5.43938%      29,652,465.83          134,409.19                   0.00
      B-2      04/25/06 - 05/24/06       30               5.85938%      18,433,667.93           90,008.22                   0.00
      B-3      04/25/06 - 05/24/06       30               6.70938%      11,220,797.87           62,737.16                 829.52
      B-4      04/25/06 - 05/24/06       30               6.70938%      10,418,812.31           58,253.14                 770.24
      B-5      04/25/06 - 05/24/06       30               6.70938%       8,014,855.62           44,812.26                 592.52
      B-6      04/25/06 - 05/24/06       30               6.70938%       6,411,526.84           35,847.81                 473.99
      PO                       N/A      N/A               0.00000%             100.00                0.00                   0.00
      A-R                      N/A      N/A               6.48634%               0.00                0.00                   0.00
       X       04/01/06 - 04/30/06       30               1.33691%     794,012,693.52          884,605.78                   0.00
Totals                                                                                       4,375,425.14               2,666.27




                                     Interest Distribution Statement (continued)

      Class                Current       Non-Supported             Total          Remaining                   Ending
                          Interest            Interest          Interest    Unpaid Interest             Certificate/
                      Shortfall(1)           Shortfall      Distribution       Shortfall(1)                 Notional
                                                                                                             Balance
       A1A                    0.00                0.00      1,831,219.95               0.00           423,056,285.17
       A1B                    0.00                0.00        774,839.32               0.00           176,273,452.15
       A1C                    0.00                0.00        458,692.31               0.00           105,764,071.29
       B-1                    0.00                0.00        134,409.19               0.00            29,652,465.83
       B-2                    0.00                0.00         90,008.22               0.00            18,433,667.93
       B-3                  829.52                0.00         62,737.16               0.00            11,220,797.87
       B-4                  770.24                0.00         58,253.14               0.00            10,418,812.31
       B-5                  592.52                0.00         44,812.26               0.00             8,014,855.62
       B-6                  473.99                0.00         35,847.81               0.00             6,411,526.84
       PO                     0.00                0.00              0.00               0.00                   100.00
       A-R                    0.00                0.00              0.00               0.00                     0.00
        X                     0.00                0.00        881,939.51               0.00           789,246,035.01

Totals                    2,666.27                0.00      4,372,758.87               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                         Interest Distribution Factors Statement

     Class                Original          Current              Beginning                 Current           Payment of
                              Face      Certificate            Certificate/                Accrued       Unpaid Interest
                            Amount             Rate                Notional               Interest         Shortfall (1)
                                                                    Balance
      A1A           430,392,000.00         5.15938%            989.60082964             4.25477228            0.00000000
      A1B           179,330,000.00         5.23938%            989.60082964             4.32074566            0.00000000
      A1C           107,598,000.00         5.16938%            989.60082966             4.26301892            0.00000000
      B-1            29,653,000.00         5.43938%            999.98198597             4.53273497            0.00000000
      B-2            18,434,000.00         5.85938%            999.98198600             4.88272865            0.00000000
      B-3            11,221,000.00         6.70938%            999.98198645             5.59104893            0.07392568
      B-4            10,419,000.00         6.70938%            999.98198580             5.59104905            0.07392648
      B-5             8,015,000.00         6.70938%            999.98198628             5.59104928            0.07392639
      B-6             6,411,642.34         6.70938%            999.98198589             5.59104955            0.07392646
      PO                    100.00         0.00000%           1000.00000000             0.00000000            0.00000000
      A-R                   100.00         6.48634%              0.00000000             0.00000000            0.00000000
       X                      0.00         1.33691%            990.69071450             1.10372383            0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
      A1A                 0.00000000             0.00000000            4.25477228             0.00000000          982.95573610
      A1B                 0.00000000             0.00000000            4.32074566             0.00000000          982.95573607
      A1C                 0.00000000             0.00000000            4.26301892             0.00000000          982.95573607
      B-1                 0.00000000             0.00000000            4.53273497             0.00000000          999.98198597
      B-2                 0.00000000             0.00000000            4.88272865             0.00000000          999.98198600
      B-3                 0.07392568             0.00000000            5.59104893             0.00000000          999.98198645
      B-4                 0.07392648             0.00000000            5.59104905             0.00000000          999.98198580
      B-5                 0.07392639             0.00000000            5.59104928             0.00000000          999.98198628
      B-6                 0.07392646             0.00000000            5.59104955             0.00000000          999.98198589
      PO                  0.00000000             0.00000000            0.00000000             0.00000000         1000.00000000
      A-R                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
       X                  0.00000000             0.00000000            1.10039712             0.00000000          984.74334821

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Class are per $ 1,000 denomination


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                9,403,432.64
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    34,401.53
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
Total Deposits                                                                                         9,437,834.17

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                  22,348.42
     Total Administration Fees                                                                           276,068.36
     Payment of Interest and Principal                                                                 9,139,417.39
Total Withdrawals (Pool Distribution Amount)                                                           9,437,834.17

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.



                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    247,081.53
Lender Paid Mortgage Insurance*                                                          12,729.93
Master Servicing Fee - Wells Fargo Bank, N.A.                                             8,270.97
Premium Amount - Financial Security Assurance Inc.,                                       7,985.93
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               276,068.36

*Servicer Payees include: COUNTRYWIDE HOME LOANS INC.; PAUL FINANCIAL, LLC


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                  Class A1C Financial Guarantee Ins                0.00                0.00              0.00               0.00
                            Basis Risk Reserve Fund                0.00            2,666.26          2,666.26               0.00

                                     COLLATERAL STATEMENT
Collateral Description                                                               Mixed ARM
Weighted Average Gross Coupon                                                        7.025823%
Weighted Average Net Coupon                                                          6.652406%
Weighted Average Pass-Through Rate                                                   6.620667%
Weighted Average Remaining Term                                                            357

Beginning Scheduled Collateral Loan Count                                                1,556
Number Of Loans Paid In Full                                                                10
Ending Scheduled Collateral Loan Count                                                   1,546

Beginning Scheduled Collateral Balance                                          794,012,693.52
Ending Scheduled Collateral Balance                                             789,246,035.01
Ending Actual Collateral Balance at 30-Apr-2006                                 787,593,454.89

Monthly P&I Constant                                                              2,676,280.41
Special Servicing Fee                                                                     0.00
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Scheduled Principal                                                                       0.00
Unscheduled Principal                                                             6,739,205.46


                            Additional Reporting - Deal Level



                                 Informational Reporting
One-Month MTA Loans Principal Balance                                        2,683,701.36
One-Month COFI Loans Principal Balance                                     786,562,333.65


                                   Structural Reporting
Senior Percentage                                                              89.401665%
Senior Prepayment Percentage                                                  100.000000%
Subordinate Percentage                                                         10.598335%
Subordinate Prepayment Percentage                                               0.000000%
Net WAC                                                                         6.620667%
Net WAC Cap                                                                     6.620667%
Deferred Interest                                                            1,972,546.95
Net Deferred Interest                                                                0.00


                                 Trigger Event Reporting
Rolling Six Month Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           1.125351%
Senior Step Dowm Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Senior Step Down Condition
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%
Two Times Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           1.125351%
Two Times Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           20.000000%
     Calculated Value                                                           0.000000%
Two Times Test
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      17                  0                    0                   0                    17
             9,905,830.40        0.00                 0.00                0.00                 9,905,830.40

60 Days      3                   0                    0                   0                    3
             1,133,679.78        0.00                 0.00                0.00                 1,133,679.78

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       20                  0                    0                   0                    20
             11,039,510.18       0.00                 0.00                0.00                 11,039,510.18

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      1.099612%           0.000000%            0.000000%           0.000000%            1.099612%
             1.257734%           0.000000%            0.000000%           0.000000%            1.257734%

60 Days      0.194049%           0.000000%            0.000000%           0.000000%            0.194049%
             0.143942%           0.000000%            0.000000%           0.000000%            0.143942%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       1.293661%           0.000000%            0.000000%           0.000000%            1.293661%
             1.401676%           0.000000%            0.000000%           0.000000%            1.401676%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      34,401.53






                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Jun-05            0.000%
     Original Principal Balance             0.00                   Jul-05            0.000%
     Current Actual Balance                 0.00                   Aug-05            0.000%
                                                                   Sep-05            0.000%
 Current REO Total                                                 Oct-05            0.000%
     Loans in REO                              0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Jun-05            0.000%
     Original Principal Balance             0.00                   Jul-05            0.000%
     Current Actual Balance                 0.00                   Aug-05            0.000%
                                                                   Sep-05            0.000%
 Current Foreclosure Total                                         Oct-05            0.000%
     Loans in Foreclosure                      0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Jun-05            0.000%
     Original Principal Balance             0.00                   Jul-05            0.000%
     Current Actual Balance                 0.00                   Aug-05            0.000%
                                                                   Sep-05            0.000%
 Current Bankruptcy Total                                          Oct-05            0.000%
     Loans in Bankruptcy                       0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans)










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  10       6,379,885.00       6,416,428.52          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       306,651.22


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0104501172            CA              68.93       01-Nov-2005      1,930,000.00      1,948,584.11
       Summary               0106012068            CA              90.00       01-Nov-2005        373,485.00        378,688.19
       Summary               0106344870            CA              86.77       01-Dec-2005        477,250.00        480,224.82
       Summary               0106707220            NV              64.01       01-Dec-2005      1,190,000.00      1,200,944.57
       Summary               0114852822            NJ              78.67       01-Jan-2006        295,000.00        297,457.13
       Summary               0120786768            MD              75.00       01-Jan-2006        360,000.00        360,504.33
       Summary               0121424091            CA              80.00       01-Jan-2006        576,000.00        580,116.66
       Summary               0240236018            CO              80.00       01-Feb-2006        362,400.00        363,211.03
       Summary               0240236028            CA              75.00       01-Jan-2006        618,750.00        624,475.07
       Summary               0240236059            CA              66.78       01-Feb-2006        197,000.00        198,348.33


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0104501172       Loan Paid in Full           0              7.125%             360               6
       Summary              0106012068       Loan Paid in Full           0              8.875%             360               6
       Summary              0106344870       Loan Paid in Full           0              6.750%             360               5
       Summary              0106707220       Loan Paid in Full           0              6.875%             360               5
       Summary              0114852822       Loan Paid in Full           0              7.250%             360               4
       Summary              0120786768       Loan Paid in Full           0              7.375%             360               4
       Summary              0121424091       Loan Paid in Full           0              7.125%             360               4
       Summary              0240236018       Loan Paid in Full           0              6.875%             360               3
       Summary              0240236028       Loan Paid in Full           0              7.750%             360               4
       Summary              0240236059       Loan Paid in Full           0              7.875%             360               3


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.847%       Current Month              9.700%        Current Month               1,034.223%
     3 Month Average          0.745%       3 Month Average            8.582%        3 Month Average             1,194.956%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006       7.521%           N/A                          Mar-2006   1,395.820%           N/A
         Apr-2006       8.525%           N/A                          Apr-2006   1,154.824%           N/A
         May-2006       9.700%           N/A                          May-2006   1,034.223%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period


                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 1.000             0                0.00            0.000
     1.000    1.499             0                0.00            0.000
     1.500    1.999             0                0.00            0.000
     2.000    2.499             0                0.00            0.000
     2.500    2.999             0                0.00            0.000
     3.000    3.499             0                0.00            0.000
     3.500    3.999             0                0.00            0.000
     4.000    4.499             0                0.00            0.000
     4.500    4.999             1          913,812.88            0.116
     5.000    5.499             1          575,431.01            0.073
     5.500    5.999             6        2,831,986.29            0.359
     6.000    6.499            77       49,860,118.89            6.317
     6.500    6.999           504      276,445,264.36           35.027
     7.000    7.499           713      355,283,510.01           45.016
     7.500    7.999           192       82,279,060.78           10.425
     8.000    8.499            34       13,762,194.88            1.744
     8.500    8.999            18        7,294,655.91            0.924
  >= 9.000                      0                0.00            0.000
              Total         1,546      789,246,035.01          100.000

                                                 Supplemental Reporting

Closing Date
February 23, 2006

Distribution Date
Commencing in March 2006, the 25th day of the month, or, if such day is not a Business Day, the next Business Day.

LIBOR Determination Date
The second LIBOR Business Day immediately preceding the commencement of each Accrual Period for the LIBOR Certificates.

Record Date
With respect to each Distribution Date (other than the initial
Distribution Date) and the Interest-Only Certificates and the Class A-R Certificates, the last Business Day of the calendar month immediately preceding the month in which that Distribution Date occurs.  With respect to each
Distribution Date (other than the initial Distribution Date) and the LIBOR Certificates, the last Business Day immediately preceding that Distribution Date, unless any LIBOR Certificates are no longer Book-Entry Certificates, in which case the Record Date for the related Class of LIBOR Certificates shall be the last Business Day of the calendar month immediately preceding the month in which that Distribution Date occurs. With respect to the initial Distribution
Date and all Classes of Certificates, the Closing Date.

Servicer Remittance Date
With respect to each Mortgage Loan, the 18th day of each month, or the next Business Day if such 18th day is not a
Business Day.

Determination Date
For any Distribution Date and each Mortgage Loan, the date each month, as set forth in the related Servicing Agreement, on which the related Servicer determines the amount of all funds required to be remitted to the Master Servicer on the
Servicer Remittance Date with respect to the Mortgage Loans it is servicing.

Business Day
Any day other than a Saturday, a Sunday or a day on which banking or savings institutions in the State of Minnesota, the State of Maryland, the State of Illinois, the
State of New York or in the city in which the Corporate Trust Office of the Trustee is located are authorized or obligated by law or executive order to be closed.

LIBOR Business Day
Any day on which banks in London, England and The City of New York are open and conducting transactions in foreign currency and exchange.




EX-99.2

Copy of the unaudited condensed consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2006 and March 31, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of Financial Security Assurance Holdings Ltd., as filed with the Commission on May 15, 2006.